ENVIRONMENTAL MATTERS	12 Months Ended
Dec. 31, 2018
Environmental Matters [Abstract]
DisclosureForEnvironmentRelatedExpenseExplanatory [Text Block]
NOTE 21.  ENVIRONMENTAL MATTERS

Environment Management

For Arauco, sustainability means management strategy. This strategy incorporates values, commitments and standards, that together with the adoption of best practices as well as the use of the latest available technologies, seek to continuously improve the Company’s environmental management. It is the environmental department and each of its specialists that ensure these guidelines are met and are put in to practice in everyday company operations.

All of Arauco’s production units have certified environmental management systems, which reinforce the Company’s commitment to environmental performance and ensure the traceability of all raw materials used.

Arauco uses several supplies in its productive processes such as wood, chemical products, and water, etc., which in turn produce liquid and gas emissions. As a way to make the Company’s environmental management more efficient, significant progress has been made to reduce consumption and emissions.

Environmental investments have been made related to the control of atmospheric emissions, process improvements, water and waste management, as well as effluent treatment, in order to improve the environmental performance of all of Arauco’s business units.

These investments are reflected in the Consolidated Financial Statements as Properties, Plants and Equipment when they refer to disbursements in major works executed and are reflected in Expenses when they refer to improvements or management not directly associated with investment projects.

Detail information of disbursements related to the environment

As of
December 31
, 2018 and December 31, 2017 Arauco has made and / or has committed the following disbursements by major environmental projects:

12/31/2018		Disbursements undertaken 2018				Committed Disbursements
Company	Name of project	State of project	Amount ThU.S.$	Asset Expense	Asset/expense destination item	Amount ThU.S.$	Estimated date
Arauco do Brasil S.A.	Environmental improvement studies	In process	1,771	Assets	Property, plant and equipment	4,001	2019
Arauco do Brasil S.A.	Environmental improvement studies	In process	3,284	Expense	Administration expenses	2,723	2019
Celulosa Arauco y Constitucion S.A.	Investment projects for the control and management of gas emissions from industrial process	In process	6,467	Assets	Property, plant and equipment	8,271	2019
Celulosa Arauco y Constitucion S.A.	Environmental improvement studies	In process	29,419	Assets	Property, plant and equipment	63,035	2019
Celulosa Arauco y Constitucion S.A.	Investment projects for the control and management of gas emissions from industrial process	Finished	563	Expense	Operating cost	-
Celulosa Arauco y Constitucion S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	21,978	Assets	Property, plant and equipment	9,233	2019
Celulosa Arauco y Constitucion S.A.	Environmental improvement studies	Finished	25,684	Expense	Operating cost	-
Arauco Argentina S.A.	Construction emisario	In process	1,454	Assets	Property, plant and equipment	797	2019
Maderas Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	499	Expense	Operating cost	-
Maderas Arauco S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	1,471	Expense	Operating cost	-
Maderas Arauco S.A.	Environmental improvement studies	In process	-	Assets	Property, plant and equipment	291	2019
Forestal Arauco S.A.	Environmental improvement studies	In process	1,547	Expense	Administration expenses	1,957	2019
Celulosa y Energía Punta Pereira S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	52	Assets	Property, plant and equipment	3,266	2019
Celulosa y Energía Punta Pereira S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Finished	281	Assets	Property, plant and equipment	-
Forestal Los Lagos S.A.	Environmental improvement studies	In process	236	Expense	Operating cost	273	2019

		TOTAL	94,706			93,847

12/31/2017		Disbursements undertaken 2017				Committed Disbursements
Company	Name of project	State of project	Amount ThU.S.$	Asset Expense	Asset/expense destination item	Amount ThU.S.$	Estimated date
Arauco do Brasil S.A.	Environmental improvement studies	In process	1,008	Assets	Property, plant and equipment	48	2018
Arauco do Brasil S.A.	Environmental improvement studies	In process	1,058	Expense	Administration expenses	296	2018
Celulosa Arauco y Constitucion S.A.	Investment projects for the control and management of gas emissions from industrial process	In process	18,501	Assets	Property, plant and equipment	6,928	2018
Celulosa Arauco y Constitucion S.A.	Environmental improvement studies	In process	48,512	Assets	Property, plant and equipment	65,798	2018
Celulosa Arauco y Constitucion S.A.	Environmental improvement studies	Finished	10,326	Assets	Property, plant and equipment	-
Celulosa Arauco y Constitucion S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	55,655	Assets	Property, plant and equipment	18,226	2018
Celulosa Arauco y Constitucion S.A.	Environmental improvement studies	In process	26,578	Expense	Operating cost	6,214	2018
Arauco Argentina S.A.	Construction emisario	In process	2,312	Assets	Property, plant and equipment	797	2018
Arauco Argentina S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	139	Assets	Property, plant and equipment	28	2018
Arauco Argentina S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	19	Assets	Property, plant and equipment	5,921	2018
Maderas Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	432	Expense	Operating cost	-
Maderas Arauco S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	1,346	Expense	Operating cost	-
Maderas Arauco S.A.	Environmental improvement studies	In process	89	Assets	Property, plant and equipment	332	2018
Forestal Arauco S.A.	Environmental improvement studies	In process	983	Expense	Administration expenses	1,165	2018
Forestal Los Lagos S.A.	Environmental improvement studies	In process	229	Expense	Operating cost	290	2018

		TOTAL	167,187			106,043